GOF SA- 8

SUPPLEMENT DATED SEPTEMBER 19, 2008
TO THE CURRENTLY EFFECTIVE
STATEMENT OF ADDITIONAL INFORMATION
OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

Franklin Capital Growth Fund

Franklin Custodian Funds

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Global Real Estate Fund

Franklin International Small Cap Growth Fund

Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

Franklin New York Tax-Free Trust

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Franklin Templeton Fund Allocator Series

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

Franklin Templeton Global Trust

Franklin Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund
Templeton World Fund

Templeton Global Investment Trust

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Global Bond Fund
Templeton International Bond Fund

The Statement of Additional Information is amended as follows:

The paragraph under "Buying and Selling Shares – Dealer compensation" that begins with, "Distributors may pay the following commissions…" is revised to read as follows:

Distributors may pay the following commissions to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for funds with a maximum initial sales charge of 5.75%) and 0.75% (for funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

Please keep this supplement for future reference.